Rule 497(j)
                                  2-84012
                                 811-3752

May 7, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

Re:	The Managers Funds
      Post-Effective Amendment No. 50 to
	Registration Statement on Form N-1A
	Securities Act of 1933 Registration No. 2-84012
      Investment Company Act of 1940 File No. 811-3752
	-------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Managers Funds (the "Trust") hereby certifies that:

(1)	the forms of prospectus and statement of additional
	information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 50 to the
	Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
      Commission on May 1, 2001 with an effective date of May 1, 2001.

If you have any questions with respect to this filing, please do not hesitate to contact me at (203) 857-5322.

Sincerely,

The Managers Funds
By:	/s/Laura A. Pentimone
	LAURA A. PENTIMONE
	Assistant Secretary

cc:	Kambo F. Mwangi, Esquire
	Philip H. Newman, Esquire
	  Goodwin Procter LLP